Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2020	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	311	1,476	-	-	1,787
Trade and other receivables	1,151	-	-	-	1,151
Other financial assets – current	95	517	-	-	612
Other financial assets – non-current (see note 20)	35	17	46	100	198
Trade payables (see note 21)	(217)	-	-	-	(217)
Accruals (see note 21)	(761)	-	-	-	(761)
Other financial liabilities – current (2) (3)	(374)	(2)	-	-	(376)
Long-term indebtedness	(3,772)	-	-	-	(3,772)
Other financial liabilities – non-current (see note 22) (4)	(223)	(1)	-	-	(224)
Total	(3,755)	2,007	46	100	(1,602)

December 31, 2019	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	335	490	-	-	825
Trade and other receivables	1,167	-	-	-	1,167
Other financial assets – current	98	435	-	-	533
Other financial assets – non-current (see note 20)	45	24	29	-	98
Current indebtedness	(579)	-	-	-	(579)
Trade payables (see note 21)	(265)	-	-	-	(265)
Accruals (see note 21)	(801)	-	-	-	(801)
Other financial liabilities – current (2)(3)	(365)	(7)	-	(62)	(434)
Long-term indebtedness	(2,676)	-	-	-	(2,676)
Other financial liabilities – non-current (see note 22) (4)	(253)	(3)	-	-	(256)
Total	(3,294)	939	29	(62)	(2,388)
(1) Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments, or highly probable forecasted transactions.
(2) Includes lease liabilities of $83 million (2019 - $69 million).
(3) Includes a commitment to repurchase up to $200 million (2019 - $200 million) of shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 24.
(4) Includes lease liabilities of $223 million (2019 - $253 million).

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value

December 31, 2020	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C$1,400, 2.239% Notes, due 2025	1,093	(100)	1,151	(100)
$600, 4.30% Notes, due 2023	597	-	657	-
$450, 3.85% Notes, due 2024 (1)	241	-	266	-
$500, 3.35% Notes, due 2026	497	-	557	-
$350, 4.50% Notes, due 2043 (1)	116	-	130	-
$350, 5.65% Notes, due 2043	342	-	471	-
$400, 5.50% Debentures, due 2035	395	-	531	-
$500, 5.85% Debentures, due 2040	491	-	696	-
Total	3,772	(100)	4,459	(100)
Long-term	3,772	(100)
(1) Notes were partially redeemed in October 2018.

	Carrying Amount		Fair Value

December 31, 2019	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	1	-	1	-
C$550, 3.309% Notes, due 2021	435	62	435	62
$350, 3.95% Notes, due 2021 (1)	143	-	143	-
$600, 4.30% Notes, due 2023	596	-	639	-
$450, 3.85% Notes, due 2024 (1)	240	-	254	-
$500, 3.35% Notes, due 2026	496	-	513	-
$350, 4.50% Notes, due 2043 (1)	116	-	120	-
$350, 5.65% Notes, due 2043	342	-	412	-
$400, 5.50% Debentures, due 2035	395	-	447	-
$500, 5.85% Debentures, due 2040	491	-	592	-
Total	3,255	62	3,556	62
Current portion	579	62
Long-term portion	2,676	-
(1) Notes were partially redeemed in October 2018.

Summmary of Information Regarding Notes Repaid
The following table provides information regarding notes that the Company issued and repaid in 2020.

Month/Year	Transaction	Principal Amount (in millions)
Notes issued
May 2020	2.239% Notes, due 2025	C$1,400
Notes repaid
January 2020	3.309% Notes, due 2021	C$550
January 2020	3.95% Notes, due 2021	US$139

Cross-currency Risk Exposures Interest Rate Swaps
The details of these instruments are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2020 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2019 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2020	US$483

Currency Risk Exposures
The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements

	December 31,		December 31,

	2020	2019	2020	2019 (1)
Canadian dollar	1,093	435	-	-
U.S. dollar	2,679	2,819	3,672	3,316
Other currencies	-	1	-	1
	3,772	3,255	3,672	3,317
(1) Includes fair value adjustments of $3 million at December 31, 2019 associated with the interest related fair value component of the hedging instrument settled in January 2020.

Fair Value Gains and Losses from Derivative Financial Instruments
Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,

	2020		2019

	Fair Value Gain Through Earnings	Fair Value Loss Through Equity	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity
Warrants	82	–	419	–
Foreign exchange contracts	11	–	(7)	–
Hedging instruments:
Cross currency interest rate swaps – cash flow hedges (1)	107	(11)	19	(6)
Forward interest rate swaps – cash flow hedges	1	–	1	–
	201	(11)	432	(6)
(1) In 2020, comprised of $97 million (2019 - $21 million) of foreign exchange gains, hedge ineffectiveness of $10 million (2019 - nil) related to hedges on Canadian dollar denominated debt, and nil (2019 - $2 million loss) relating to swaps that were terminated ahead of their maturity in connection with the early repayment of the related hedged debt.

Currency Risk- Sensitivity Analysis
The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have as a result of changes in fair values of financial instruments as of December 31, 2020.

(Decrease) increase to earnings	£	€	C$	Other Currencies	Total
Impact on earnings from financial assets and liabilities (1)	-	(1)	-	3	2
Impact on earnings from non-permanent intercompany loans	(21)	(3)	52	(7)	21
Total impact on earnings	(21)	(4)	52	(4)	23
(1) Excludes debt which has been swapped into U.S. dollar obligations.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The tables below set forth
non-derivative
and derivative financial liabilities by maturity based on the remaining period from December 31, 2020 and 2019, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2020	2021	2022	2023	2024	2025	Thereafter	Total
Long-term debt (1)	-	-	600	242	1,099	1,869	3,810
Interest payable (1)	153	153	153	127	105	1,103	1,794
Debt-related hedges outflows	22	22	22	22	1,010	-	1,098
Debt-related hedges inflows (1)	(25)	(25)	(25)	(25)	(1,110)	-	(1,210)
Trade payables	217	-	-	-	-	-	217
Accruals	761	-	-	-	-	-	761
Lease liabilities	92	76	49	39	29	44	329
Other financial liabilities	291	-	-	-	-	-	291
Total	1,511	226	799	405	1,133	3,016	7,090

December 31, 2019	2020	2021	2022	2023	2024	Thereafter	Total
Current debt (2)	579	-	-	-	-	-	579
Long-term debt (3)	-	-	-	600	242	1,869	2,711
Interest payable (3)	132	128	128	128	102	1,196	1,814
Debt-related hedges outflows (2)	499	-	-	-	-	-	499
Debt-related hedges inflows (2)	(437)	-	-	-	-	-	(437)
Trade payables	265	-	-	-	-	-	265
Accruals	801	-	-	-	-	-	801
Lease liabilities	80	75	60	41	34	64	354
Other financial liabilities	295	-	-	-	-	-	295
Total	2,214	203	188	769	378	3,129	6,881
(1) Represents contractual cash flows calculated using spot foreign exchange rates as of December 31, 2020.
(2) Represents early repayment of hedged Canadian debt and U.S. dollar denominated debt redeemed in January 2020.
(3) Represents contractual principal and interest payments.

Summary of Credit Ratings
The following table sets forth the credit ratings that the Company has received from rating agencies in respect of its outstanding securities as of December 31, 2020:

	Moody’s	S&P Global Ratings	DBRS Limited	Fitch
Long-term debt	Baa2	BBB	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F1
Trend/Outlook	Stable	Stable	Stable	Stable

Net Debt
The following table presents the calculation of net debt
(1)
:

	December 31,

	2020	2019
Current indebtedness	-	579
Long-term indebtedness	3,772	2,676
Total debt	3,772	3,255
Swaps	(100)	62
Total debt after swaps	3,672	3,317
Remove fair value adjustments for hedges (2)	1	-
Total debt after currency hedging arrangements	3,673	3,317
Remove transaction costs, premiums or discounts included in the carrying value of debt	38	36
Add: Lease liabilities (current and non-current)	306	322
Less: cash and cash equivalents	(1,787)	(825)
Net debt (1)	2,230	2,850
(1) Net debt is a
non-IFRS
financial measure.
(2) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
The following is a reconciliation on movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2020 and 2019:

	Notes and Debentures (1)	Credit Facilities	Derivative Instruments Liabilities (Assets)	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2018	3,216	-	76	-	3,292
IFRS 16 adoption	-	-	-	197	197
Payments of lease principal	-	-	-	(51)	(51)
Additional leases	-	-	-	176	176
Foreign exchange movements	21	-	(21)	-	-
Other, net (2)	18	-	7	-	25
December 31, 2019	3,255	-	62	322	3,639
Proceeds from debt	999	1,020	-	-	2,019
Repayments of debt	(560)	(1,020)	(65)	-	(1,645)
Payments of lease principal	-	-	-	(75)	(75)
Additional leases	-	-	-	58	58
Foreign exchange movements	97	-	(97)	4	4
Other, net (2)	(19)	-	-	(3)	(22)
December 31, 2020	3,772	-	(100)	306	3,978
(1) Includes bank and other financial instruments in current indebtedness.
(2) Includes early redemption premium on debt, amortization of transaction and discount costs, fair value movements on derivatives and lease interest payments.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2020				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	1,476	-	1,476
Warrants (1)	-	-	517	517
Other receivables (2)	-	-	17	17
Financial assets at fair value through earnings	-	1,476	534	2,010
Financial assets at fair value through other comprehensive income (3)	27	19	-	46
Derivatives used for hedging (4)	-	100	-	100
Total assets	27	1,595	534	2,156

Liabilities
Contingent consideration (5)	-	-	(3)	(3)
Financial liabilities at fair value through earnings	-	-	(3)	(3)
Total liabilities	-	-	(3)	(3)

December 31, 2019				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	490	-	490
Warrants (1)	-	-	435	435
Other receivables (2)	-	-	24	24
Financial assets at fair value through earnings	-	490	459	949
Financial assets at fair value through other comprehensive income (3)	2	27	-	29
Total assets	2	517	459	978

Liabilities
Forward exchange contracts (6)	-	(7)	-	(7)
Contingent consideration (5)	-	-	(3)	(3)
Financial liabilities at fair value through earnings	-	(7)	(3)	(10)
Derivatives used for hedging (4)	-	(62)	-	(62)
Total liabilities	-	(69)	(3)	(72)
(1)
Warrants relate to the Company’s former equity method investment in Refinitiv (see note 8).
(2) Receivables under indemnification arrangement (see note 30).
(3) Investments in entities over which the Company does not have control, joint control or significant influence.
(4) Comprised of
fixed-to-fixed
cross-currency swaps on indebtedness.
(5) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
(6) Used to manage foreign exchange risk on cash flows excluding indebtedness.

Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement
The following reflects the change in the fair value of the Refinitiv warrants, which were classified as level 3 in the fair value measurement hierarchy, for the years ended December 31, 2020 and 2019:

	Year ended December 31,

	2020	2019
January 1,	435	16
Gain recognized within other operating gains, net	82	419
December 31,	517	435

Disclosure of Offsetting of Financial Assets
The following table sets forth balances that are subject to master netting arrangements, however there were no offsetting amounts at December 31, 2020 or 2019.

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Derivative financial assets	100	-	100 (1)	-	100
Cash and cash equivalents	33	-	33 (2)	-	33
December 31, 2020	133	-	133	-	133

Cash and cash equivalents	17	-	17 (2)	-	17
December 31, 2019	17	-	17	-	17

Disclosure of Offsetting of Financial Liabilities

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	68	-	68 (3)	-	68
Bank indebtedness	1	-	1 (4)	-	1
December 31, 2019	69	-	69	-	69
(1) Included within “Other financial assets” – non-current in the consolidated statement of financial position.
(2) Included within “Cash and cash equivalents” in the consolidated statement of financial position.
(3) Included within “Other financial liabilities” – current and “Provisions and other non-current liabilities”, in the consolidated statement of financial position.
(4) Included within “Current indebtedness” in the consolidated statement of financial position.